Note Other assets by major categories (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Assets
Net deferred tax assets (net of valuation allowance)	$ 1,035,110	$ 1,243,668
Investments under the equity method	215,349	218,062
Prepaid taxes	168,852	172,550
Other prepaid expenses	84,771	90,320
Derivative assets	16,719	14,094
Trades receivables from brokers and counterparties	7,514	46,630	$ 78,759
Receivables from investment maturities	70,000	0	$ 0
Principal, interest and escrow servicing advances	107,299	69,711
Guaranteed mortgage loan claims receivable	163,819	152,403
Others	122,070	138,081
Total other assets	1,991,323	2,145,510
Other Assets
Other Assets
Derivative assets	$ 16,539	$ 14,085